Average Annual Total Returns{- Fidelity Series High Income Fund} - 04.30 Fidelity Series High Income Fund Series PRO-08 - Fidelity Series High Income Fund	Fidelity Series High Income Fund Return Before Taxes Past 1 year	Fidelity Series High Income Fund Return Before Taxes Past 5 years	Fidelity Series High Income Fund Return Before Taxes Since Inception		Fidelity Series High Income Fund After Taxes on Distributions Past 1 year	Fidelity Series High Income Fund After Taxes on Distributions Past 5 years	Fidelity Series High Income Fund After Taxes on Distributions Since Inception		Fidelity Series High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series High Income Fund After Taxes on Distributions and Sales Since Inception		ML038 Past 1 year	ML038 Past 5 years	ML038 Since Inception
Total	4.54%	8.43%	5.91%	[1]	2.10%	5.70%	3.27%	[1]	2.59%	5.28%	3.38%	[1]	6.07%	8.42%	6.36%	[1]

[1]	(a)From March 10, 2011